Note 13 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current - Schedule of Unearned Revenue (Details) - USD ($)
$ in Thousands
	Jun. 30, 2021	Dec. 31, 2020
Unearned Revenue	$ 43,598	$ 41,520
Less current portion	(11,824)	(11,893)
Non-current portion	31,774	29,627
Unearned Revenues Regarding Hires Collected in Advance [Member]
Unearned Revenue	6,988	7,236
Unearned Revenues Regarding Charter Revenues Resulting from Varying Charter Rates [Member]
Unearned Revenue	36,431	34,284
Unamortized Balance of Charters Assumed [Member]
Unearned Revenue	$ 179	$ 0